Disposal group held for sale (Tables)	12 Months Ended
Dec. 31, 2018
Disposal group held for sale [abstract]
Assets and liabilities included in the disposal group held for sale
As at 31
December 2018

Property, plant and equipment
and other non-current assets	554,033
Land use rights	29,924
Other non-current assets	1,932
Inventories	4
Other receivables and assets	1,655
Accounts receivable	45,296
Bank balances and cash	15,104

Assets held for sale	647,948

Long-term loans	100,000
Accounts payable and other liabilities	66,827
Taxes payable	206
Short-term loans	466,000
Current portion of long-term loans	31,400

Liabilities held for sale	664,433

Less: short-term loans from Shandong Power	300,000

Liabilities held for sale	364,433